Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Useful Lives of Property and Equipment

The useful lives of property and equipment are as follows:

Internal-use software development costs ……………………………..	4 years
Servers ………………………………………………………………...	3 - 6 years
Office equipment ……………………………………………………...	3 -5 years
Leasehold improvements ……………………………………………...	5 years or remaining lease term (1)
Furniture and fixtures …………………………………………………	4 - 8 years
Vehicles ……………………………………………………………….	8 - 10 years
Software ……………………………………………………………….	3 years
Other assets ………………………………………………………........	4 years
(1)	Including renewal options

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2019	2018
Internal-use software development costs	$1,470	$1,440
Servers (1)	1,629	1,170
Office equipment	1,153	965
Leasehold improvements	616	222
Furniture and fixtures	388	189
Assets-in-progress (2)	665	108
Vehicles	23	49
Software	4	4
Other assets	91	103
Total property and equipment	6,039	4,250
Less: accumulated depreciation and amortization	2,646	1,909
Total property and equipment, net	$3,393	$2,341
(1)

Including equipment under capital leases with gross amount of $288,000 and accumulated depreciation of $78,000 as of December 31, 2019 (gross amount of $94,000 and accumulated depreciation of $31,000 as of December 31, 2018).

Summary of Useful Lives of Intangible Assets

The useful lives of the intangible assets are as follows:

Developed technology…………………………………………………....	3-6 years
Customer relationships (accelerated method) …………………………...	15 – 17 years
Patent …………………………………………………………………….	3-7 years